Premises and Equipment (Schedule of Future Minimum Rental Payments of Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises and Equipment [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 338
Operating Leases, Future Minimum Payments, Due in Two Years	268
Operating Leases, Future Minimum Payments, Due in Three Years	218
Operating Leases, Future Minimum Payments, Due in Four Years	219
Operating Leases, Future Minimum Payments, Due in Five Years	224
Operating Leases, Future Minimum Payments, Due Thereafter	2,016
Operating Leases, Future Minimum Payments Due, Total	3,283
Operating Leases, Rent Expense, Net	$ 338	$ 325	$ 327